Commitments and contingencies (Details Textual) - USD ($) $ in Millions	1 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranty Expense							$ 1.1
Indemnification Under the Omnibus Agreement							1.9	$ 7.7
Ministry of Finance, Indonesian [Member]
Minimum Debt-Equity Ratio	4:1
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement									$ 2.0
PGN [Member]
Additional Indemnification Under Omnibus Agreement				$ 0.3	$ 0.3		0.9
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement							1.9
Indemnification Under Omnibus Agreement Amount Paid			$ 0.3				2.1	6.6
Hoegh LNG [Member]
Indemnification Under the Omnibus Agreement								$ 7.7
Additional Indemnification Under Omnibus Agreement						$ 2.0
Gallant [Member]
Indemnification Of Losses Relating To Commencement Of Services							$ 0.9
Indemnification Of Other Costs Relating To Commencement Of Services				$ 0.1
Gallant [Member] | Scenario, Forecast [Member]
Indemnification Under Omnibus Agreement Amount Paid		$ 0.4